As filed with the Securities and Exchange Commission on January 12, 1998

                                              Securities Act File No. 2-10685
                                      Investment Company Act File No. 811-214
-----------------------------------------------------------------------------

               SECURITIES AND EXCHANGE COMMISSION
                          FORM N-1A
   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /x/
                   Pre-Effective Amendment No.                            / /
                 Post-Effective Amendment No. 80                          /x/
                            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
                         Amendment No.                                    /x/
                (Check Appropriate Box or Boxes)

                         -------------

                    SENTINEL GROUP FUNDS, INC.
       (Exact Name of Registrant as Specified in Charter)


         National Life Drive
         Montpelier, Vermont                                         05604
(Address of Principal Executive Offices)                           (Zip Code)
                                   (802) 229-3900
                (Registrant's Telephone Number, including Area Code)

                         -------------

        D. Russell Morgan, Esq.                          Copy to:
     c/o Sentinel Group Funds, Inc.               John A. MacKinnon, Esq.
          National Life Drive                        Brown & Wood LLP
       Montpelier, Vermont 05604                  One World Trade Center
 (Name and Address of Agent for Service)       New York, New York 10048-0557

                         -------------

        It is proposed that this filing will become effective (check appropriate box)
             / / immediately upon filing pursuant to paragraph (b)
             /x/ on January 12, 1998 pursuant to paragraph (b)
             / / 60 days after filing pursuant to paragraph (a)(1)
             / / on (date) pursuant to paragraph (a)(1)
             / / 75 days after filing pursuant to paragraph (a)(2)
             / / on (date) pursuant to paragraph (a)(2) of Rule 485.
        If appropriate, check the following box:
             / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         -------------

    The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on January 29, 1997.
-----------------------------------------------------------------------------

This Amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Prospectus Supplement to the Registration Statement.

(3) Part C to the Registration Statement (including signature page).

(4) Exhibit (a) to the Registration Statement.

Parts A and B are incorporated by reference from Post-Effective Amendment No. 78 to this Registration Statement (File Nos. 2-10685 and 811-214) filed on April 8, 1997.


                              THE SENTINEL FUNDS

                      Supplement Dated January 12, 1998
                      to Prospectus Dated March 31, 1997

    Effective October 7, 1997, the Sentinel Tax-Free Income Fund ceased offering Class B shares. The Tax-Free Income Fund continues to offer Class A shares.

    Effective December 16, 1997, Sentinel Administrative Service Company began to reimburse Sentinel Tax-Free Income Fund for expenses in amounts sufficient to reduce its annualized expense ratio, after expense offset, to 0.75%.

    Effective October 7, 1997, the schedules of breakpoints for sales charges on Class A shares set forth on page 31 of the Prospectus have been changed by $1, such that the sale size groupings are $0 to $99,999, $100,000 to $249,999, $250,000 to $499,999, $500,000 to $999,999, and $1,000,000 or
more. Similarly, the applicable purchase amounts for the schedules of CDSC's on Class B shares set forth on page 36 of the Prospectus have been changed by $1 so that the first table applies to purchase amounts up to $249,999, the second table applies to purchase amounts from $250,000 to $499,999, and the third table applies to purchase amounts from $500,000 to $999,999. The table of broker-dealer payments with respect to Class B share sales on page 32 of the Prospectus is similarly changed by $1 so that the groupings are the same as those defined in the preceding sentence.

    Please note also that the check writing privilege has been extended to the holders of Class A shares of the Sentinel High Yield Bond Fund (minimum check amount $500).

    The waiver of the CDSC provision applicable to Class B shares relating to required distributions from retirement accounts (provision 3 on page 37 of the Prospectus) is restated as follows: "3. Redemptions from qualified retirement accounts taken in equal or substantially equal periodic payments not to exceed life, or joint life expectancy and not otherwise subject to the 10% penalty tax for early withdrawal of Code section 72(t)."

    Effective December 16, 1997, Class A shares of the Funds may be purchased at net asset value by, in addition to the classes of shareholders listed on page 33 of the Prospectus, investment advisors or financial planners who place trades for their own accounts or the accounts of their clients (such clients may include, without limitation, retirement and deferred compensation plans and trusts used to fund those plans including those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"), and who charge a management, consulting or other fee for their services; clients of such investment advisors or financial planners who place trades for their own accounts, if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

    Please also note that investors may be charged a transaction fee by a broker or agent if they effect transactions in Fund shares through a broker or agent.

    Sentinel Financial Services Company ("SFSC"), the Fund's principal underwriter, is sponsoring a sales contest during the period January 1, 1998 to December 31, 1998, in which registered representatives of all broker-dealers who have elected to participate in the contest can qualify for a trip to a destination to be announced by achieving sales of shares of the Funds (other than Sentinel U.S. Treasury Money Market Fund) and sales of accounts managed by American Guaranty & Trust Company, SFSC's trust company affiliate, aggregating at least $1,200,000, and may bring a guest at SFSC's expense by achieving such sales of at least $1,700,000. In the event that a change in law prohibits such a sales contest, however, SFSC will be forced to cancel the contest.

    On December 11, 1997, the Board of Directors of the Funds approved a change in the investment policies of the Bond Fund and the fixed income portion of the Balanced Fund, which increases the percentage of assets that may be invested in fixed-income securities that are either (i) rated lower than BBB by Standard & Poor's Rating Services ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or (ii) unrated securities whose credit quality, in the Advisor's opinion, is below the credit quality of securities rated BBB by S&P or Baa by Moody's, from 5% of total assets to 20% of total assets of the Bond Fund or the fixed-income portion of the Balanced Fund. Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Please refer to the Risk Factors section of the Prospectus Supplement dated June 23, 1997 relating to the Sentinel High Yield Bond Fund for further information on such securities.

    Beginning January  12, 1998,  Sentinel Growth  Fund is  offering Class  B shares in addition to the Class A shares previously offered. The Class B shares of the Growth Fund will be offered on the same basis as the Class B shares of the Common Stock, Balanced, Small Company, World, Bond and High Yield Bond Funds.

    Keniston P. Merrill, who led the portfolio management teams responsible for the Common Stock and Small Company Funds, retired on December 31, 1997. The Common Stock Fund is now managed by a team consisting of Richard A. Pender, Vice President of the Advisor, and Daniel J. Manion, Assistant Vice President of the Advisor. Both Mr. Pender and Mr. Manion have been members of the Common Stock Fund management team since 1994. Both are Chartered Financial Analysts. Mr. Pender has been associated with the Advisor or its affiliates since 1986. Mr. Manion has been associated with the Advisor since 1993; prior to that he was associated with Wright Investors' Service. The Small Company Fund is now managed by a team consisting of Scott T. Brayman, Assistant Vice President of the Advisor, and Robert L. Lee, who also manages the Growth Fund, and for whom information is set forth on page 27 of the Prospectus. Mr. Brayman is a Chartered Financial Analyst, and has been with the Advisor since 1995. He has been involved with the Small Company Fund since he joined the Advisor. Prior to joining the Advisor, he was associated with Argyle Capital Management, Inc.

R:SGF:STICKERS

                                    PART C

                              OTHER INFORMATION
                              -----------------

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS
             ---------------------------------

    (a) Financial Statements:
        --------------------

        Included in Part A:
        - Selected Per Share Data and Ratios for the ten years ended November 30, 1996

        Incorporated by reference in Part B:
        - Selected Per Share Data and Ratios for the five years ended November 30, 1996*
        - Statement of Assets and Liabilities at November 30, 1996*
        - Statement of Operations for the year ended November 30, 1996*
        - Statement of Changes in Net Assets for the years ended November 30, 1996 and 1995*
        - Notes to Financial Statements*
        - Report of Independent Accountants*
_______________
* Incorporated by reference to the Registrant's 1996 Annual Report to shareholders filed with the Securities and Exchange Commission for the year ended November 30, 1996 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended ("1940 Act").


    (b) Exhibits:
        --------

        1. (a)   Amended and Restated Articles of Incorporation of the
                 Registrant.
        1. (b)   Articles of Amendment reclassifying capital stock as
                 Class A shares.
        1. (c)   Articles Supplementary creating Class B shares of capital
                 stock.
        1. (d)   Articles of Amendment relating to name change of Sentinel
                 Short Maturity Government Fund.
        1. (e)   Articles of Amendment relating to name change of Sentinel
                 Small Company Fund.
        1. (f)   Articles of Amendment relating to name change of Sentinel
                 Emerging Growth Fund.
	1. (g)   Articles Supplementary creating Class C shares of capital
		 stock.
        2.       By-Laws of the Registrant, as amended.(1)
        3.       None.
        4. (a)   Portion of the Articles of Incorporation and the By-Laws of
                 the Registrant defining the rights of holders of Class A
                 shares of each Fund as series of the Registrant.(2)
        4. (b)   Form of Class A Stock Certificates.(1)
        5.       Investment Advisory Agreement between the Registrant and
                 Sentinel Advisors Company (the "Advisor"), dated as of March
                 1, 1993.(3)
        6.       Distribution Agreement between the Registrant and Sentinel
                 Financial Services Company ("SFSC"), dated as of March 1,
                 1993.(3)
        7.       None.
        8.       Custody Agreement between the Registrant and Investors
                 Fiduciary Trust Company ("IFTC"), dated December 1, 1989.(1)
        9. (a)   Dividend Paying Agent Agreement between the Registrant and
                 IFTC, dated December 1, 1989.(1)
        9. (b)   Service Agreement between Sentinel Administrative Service
                 Corporation and IFTC, dated December 1, 1989.(1)
        9. (c)   Administrative Services Agreement between Sentinel
                 Administrative Service Corporation and IFTC, dated December
                 1, 1989.(1)
        9. (d)   Fund Services Agreement between the Registrant and Sentinel
                 Administrative Services Company ("SASC"), dated as of March
                 1, 1993.(3)
        9. (e)   Form of Agreement and Plan of Reorganization between the
                 Registrant and The Independence Capital Group of Funds,
                 Inc.(4)
        10.      None.
        11.(a)   Consent of Price Waterhouse LLP, independent accountants for the Registrant.(1)
        11.(b)   Consent of Coopers & Lybrand L.L.P., independent(1)
                 accountants.
        12.      None.
        13.      None.
        14.(a)   Master Form of Keogh Plan.(1)
        14.(b)   Master Form of IRA.(1)
        14.(c)   Master Form of Prototype Pension Plan.(1)
        14.(d)   Master Form of Prototype Profit Sharing Plan.(1)
        14.(e)   Master Form of 403(b) Plan.(1)
        15.(a)   Class A Distribution Plan pursuant to Rule 12b-1 under the
                 1940 Act.(1)
        15.(b)   Amended Class B Distribution Plan pursuant to Rule 12b-1
                 under the 1940 Act.
        16.      Schedule for computation of each performance quotation
                 provided in the Registration Statement in response to Item
                 22.(1)
        17.      Financial Data Schedules.(1)
        18.      Amended Plan pursuant to Rule 18f-3 under the 1940 Act.
________________________
(1) Incorporated by reference to the Exhibit of the same number to Post-Effective Amendments No. 54, 55, 56, 57 and 58 of the Registrant on Form N-1 and Post-Effective Amendments No. 61, 62, 63, 64, 67, 68, 71, 72, 76
    and 77 of the Registrant on Form N-1A.
(2) Reference is made to Articles Fifth, Sixth, Seventh and Eighth of the Registrant's Articles of Incorporation, previously filed as Exhibit 1 to the Registration Statement; and to Paragraphs
    4 through 12, 35 through 39, 43 through 45, 50 and 52 through 54 of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registration Statement.
(3) Incorporated by reference to Exhibits 4, 6(b), 7(b), 13(b) and 13(g) to the Registration Statement of the Registrant on Form N-14, File No. 33-55000.
(4) Incorporated by reference to Appendix I to the Prospectus contained in the Registration Statement of the Registrant on Form N-14 filed with the Commission on January 6, 1995, File No. 33-88326.

ITEM 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
             WITH THE REGISTRANT
             ---------------------------------------------

             None.

ITEM 26.     NUMBER OF HOLDERS OF SECURITIES
             -------------------------------

                                                     Number of Record Holders
        Title of Class                               as of December 31, 1997
        --------------                               ------------------------

        Sentinel Small Company Fund                                11,885
        Sentinel Growth Fund                                        6,777
        Sentinel World Fund                                         6,149
        Sentinel Common Stock Fund                                 50,308
        Sentinel Balanced Fund                                     18,183
        Sentinel Bond Fund                                          3,760
        Sentinel New York Tax-Free Income Fund                        129
        Sentinel Tax-Free Income Fund                               2,405
        Sentinel Government Securities Fund                         3,287
        Sentinel Short Maturity Government Fund                     1,650
        Sentinel U.S. Treasury Money Market Fund                    4,755

ITEM 27.     INDEMNIFICATION
             ---------------

             See paragraphs 3, 4, 5 and 6 of Article SEVENTH of the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit 1(a) to this Registration Statement.

             The existing Advisory Agreement (Exhibit 5 hereof) provides that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

             In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
             --------------------------------------------------------

             Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement.

             Partners of the Advisor
             -----------------------
             Sentinel Management Co. - Managing General Partner
             Sentinel Advisors, Inc. - General Partner
             Provident Mutual Management Co., Inc. - General Partner HTK of Delaware, Inc. - General Partner

             Officers of the Advisor
             -----------------------

             Rodney A. Buck, Chief Executive Officer

             Richard D. Temple, Vice President

             David M. Brownlee, Vice President

             Robert L. Lee, Vice President

             Kenneth J. Hart, Vice President

             Richard A. Pender, Vice President

             Bruce R. Bottamini, Vice President

             Thomas H. Brownell, Vice President

             William C. Kane, Vice President

             Kay L. Edson, Vice President

             Henry J. Restaino, Vice President

             Dean R. Howe, Vice President and Treasurer

             Lisa M. Pettrey, Secretary

             Each of the above officers is also an officer or employee of National Life Insurance Company or its subsidiary, National Life Investment Management Company, Inc. The principal business address of each such company is National Life Drive, Montpelier, Vermont 05604.

ITEM 29.     PRINCIPAL UNDERWRITERS
             ----------------------

    (a) The Registrant's principal underwriter, SFSC, also serves as principal underwriter for Sentinel Pennsylvania Tax-Free Trust.

    (b)      As to each officer of SFSC:

                                                               Positions and
Name and Principal           Positions and Offices             Offices with
Business Address                  with SFSC                    the Registrant
---------------              ---------------------             --------------

Joseph M. Rob                Chief Executive Officer           President

Julie B. Hendrickson         President and Chief               None
                             Operating Officer

John M. Grab, Jr.            Senior Vice President,            Vice President
                             Chief Financial Officer,
                             and Treasurer

    The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

    (c)      Not applicable.


ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS
             --------------------------------

    The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

    (a)      Sentinel Administrative Service Company
             National Life Drive
             Montpelier, Vermont 05604
             Rule 31a-1(a)
             Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
             Rule 31a-2(a)(b)(c)(f)

    (b)      Sentinel Advisors Company
             National Life Drive
             Montpelier, Vermont 05604
             Rule 31a-1(a)(9)(10)(11)
             Rule 31a-1(d)(f)
             Rule 31a-2(a)(c)(f)

    (c)      Sentinel Financial Services Company
             National Life Drive
             Montpelier, Vermont  05604
             Rule 31a-1(d)
             Rule 31a-2(c)

ITEM 31.     MANAGEMENT SERVICES
             -------------------

             Not applicable.

ITEM 32.     UNDERTAKINGS
             ------------

             Not applicable.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 9th day of January, 1998.


                                       SENTINEL GROUP FUNDS, INC.
                                            (Registrant)


                                       By:   /s/ Patrick E. Welch
                                             --------------------------------
                                             Patrick E. Welch
                                             Chairman

    As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the date indicated.


Signature                                                 Title                                        Date
 /s/ Patrick E. Welch                                     Chairman                                     January 9, 1998
---------------------------                               (Chief Executive
Patrick E. Welch                                          Officer)

Richard J. Borda*                                         Director
---------------------------
Richard J. Borda

Kalman J. Cohen*                                          Director
---------------------------
Kalman J. Cohen

Richard D. Farman*                                        Director
---------------------------
Richard D. Farman

John D. Feerick*                                          Director
---------------------------
John D. Feerick

Richard J. Johannesen, Jr.*                               Director
---------------------------
Richard J. Johannesen, Jr.

Robert B. Mathias*                                        Director
---------------------------
Robert B. Mathias

                                                          Director
---------------------------
Keniston P. Merrill

Deborah G. Miller*                                        Director
---------------------------
Deborah G. Miller

John Raisian*                                             Director
---------------------------
John Raisian

Susan M. Sterne*                                          Director
---------------------------
Susan M. Sterne

Angela E. Vallot*                                         Director
---------------------------
Angela E. Vallot

/s/ John M. Grab, Jr.                                     Vice President                               January 9, 1998
---------------------------                               and Principal Financial and
John M. Grab, Jr.                                         Accounting Officer


*By  /s/ Joseph M. Rob                                                                                 January 9, 1998
     ----------------------
     Joseph M. Rob
     Attorney-in-Fact




                         SENTINEL GROUP FUNDS, INC.

                             Power of Attorney
                             -----------------


     I, Patrick E. Welch, hereby authorize Joseph M. Rob, as attorney-in-fact, to sign on my behalf, individually and in my capacity as a Director of Sentinel Group Funds, Inc. (the "Company"), the Company's Registration Statement on Form N-1A (including any post-effective amendments thereto), and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


Dated:  January 7, 1998


                                           /s/  Patrick E. Welch
                                     -----------------------------------
                                                Patrick E. Welsh